Financial Instruments and Financial Risk Management - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - Recurring Fair Value Measurement - EUR (€)
€ in Thousands
	Dec. 31, 2023	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	€ 36,727	€ 31,708
Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	480	6,925
Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative assets not designated as hedging instruments	35,629	28,795
Level 2 | FVtOCI
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedging instruments	€ 1,098	€ 2,913